Supplemental Cash Flow Information Schedule	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash	The following is a tabular reconciliation of the Company's cash, cash equivalents and restricted cash balances for the periods presented in the Company's consolidated statements of cash flows:

	December 31, 2022 $	December 31, 2021 $	December 31, 2020 $	December 31, 2019 $
Cash and cash equivalents	215,738	92,069	206,762	160,221
Restricted cash – current	42,376	11,888	8,358	53,689
Restricted cash – long-term	7,832	38,100	42,823	39,381
Total	265,946	142,057	257,943	253,291

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities for years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Accounts receivable	(4,373)	(21,874)	5,829
Prepaid expenses and other current assets	7,193	(10,082)	(2,463)
Accounts payable	(3,952)	5,315	(211)
Accrued liabilities and other long-term liabilities	(10,223)	(15,912)	(1,484)
Unearned revenue and long-term unearned revenue	(2,355)	(14,419)	(2,675)
Advances to and from affiliates	(10,009)	4,567	9,368
Receipts from direct financing and sales-type leases (note 15f)	16,347	15,013	274,562
Expenditures for dry docking	(23,145)	(32,808)	(5,259)
Other operating assets and liabilities	(400)	(7,355)	(3,436)
Total	(30,917)	(77,555)	274,231